Share-based payments transactions	12 Months Ended
Mar. 31, 2023
Share-Based Payments Transactions [Abstract]
Share-based payments transactions	Share-based payment transactions
Share Based payments and Non-convertible Equity Certificates settled with IPO
Management Equity Plan
March 31, 2021
As of August 28, 2020, as part of the Group capital reorganization and merger with FPAC, the Management Equity Plan (MEP) ceased to exist. The movement in the share-based payment liability during the period is reflected below:

(EUR thousand)	For the financial year ended March 31, 2021
Opening balance	7,396
Valuation up to August 27	974
SBP value as of August 27	8,370
Expense recognized in the profit and loss upon capital reorganization	58,744
SBP value as of August 28	67,114
Cash settlements upon reorganization	(29,333)
Conversion upon reorganization of remaining SBP liability to equity at FV	(37,781)
Closing balance	—
NC-PECs
The NC-PECs were part of the management investment and incentive plan put in place during the 2012 Leveraged Buy-Out (“LBO”).
As of August 28, 2020, as part of the Group capital reorganization and merger with FPAC, the NC-PECs ceased to exist. The NC-PECs were liability classified as they were cash-settled. Prior to conversion into shares of the Company during the IPO, the NC-PEC’s were revalued according to IFRS 2 as at the conversion date and reclassified in equity upon conversion from a cash-settled plan to an equity-settled plan.
The movement in the NC-PECs liability is reflected below:

(EUR thousand)	For the financial year ended March 31, 2021
Nominal value including accrued interest on NC-PECs issued at the beginning of the year	1,920
Mark-to-market fair value charge	(138)
Accrued interests on NC-PECs	79
Transfer to equity	(1,861)
Reclassifications	—
Total value of NC-PECs direct investment	—
Value at the beginning of the year	2,971
Accrued interest	120
Derecognition of residual amount to profit and loss	(101)
Transfer to equity	(2,990)
Reclassifications	—
Interest bearing obligations towards senior management of Global Blue Group	—
Total value of NC-PECs including accrued interest	—

(Thousand of units)	For the financial year ended March 31, 2021
NC-PECs issued at the beginning of the year	927
Issuance of NC-PECs	—
Transfer of NC-PECs to equity	(927)
Number of NC-PECs issued	—
Share-based payment plans in place
As part of Global Blue’s Management Incentive Plan (“MIP”) the board issued a series of equity grants in the form of Global Blue share options (SOP) and Global Blue restricted shares (RSA).
Participation in these plans is at the board’s discretion and subject to the consent of the individual receiving the grant.
Equity settled share options - SOP
Holders of share options once vested are granted the right to purchase the Company’s shares at the exercise price.
On June 25, 2019, 0.5 million share options with an exercise price of USD10.59, were granted to employees of the Group, 50 percent with the vesting date June 24, 2022 and 50 percent with the vesting date June 24, 2024 (“SOP 2019”).
On October 23, 2020, a total of 8 million share options were granted to employees of the Group with four tranches of options vesting on four respective vesting dates (“SOP 2020”), whereas within each of the four tranches, there are further four tranches of options with four different exercise prices, as below:

	Vesting date				Total
Share options granted (thousands)	05/03/2022	05/09/2022	05/09/2023	05/09/2024
US$8.50	971	324	647	647	2,589
US$10.50	822	274	548	548	2,192
US$12.50	673	224	448	448	1,793
US$14.50	523	175	349	349	1,396
Total	2,989	997	1,992	1,992	7,970
On September 14, 2022, the Nomination and Compensation Committee of the Board of Directors (the “NCC”) approved the second amendment of the CEO’s employment agreement dated August 31, 2020, as amended on February 24, 2022, making certain amendments to the CEO’s share-based compensation (“SOP 2020 MOD”).
The strike price of the existing SOP grants has been adjusted as set forth below, while all the other terms of the SOP 2020 and SOP 2019 remained unaffected.

SOP 2020 MOD - Number of shares (thousand)
Original Option Strike Price		New Option Strike Price		Vesting date				Total
				15/02/2022	15/08/2022	15/08/2023	15/08/2024
US$	8.50	US$	6.42	335	112	223	223	893
US$	10.50	US$	8.42	284	95	189	189	757
US$	12.50	US$	10.42	232	77	155	155	619
US$	14.50	US$	12.42	180	60	120	120	480
Total				1,031	344	687	687	2,749
The above amendment of the terms of SOP plans have been considered as replacing the previous ones and therefore the modification accounting under IFRS 2 has been applied. The incremental fair value of the modified SOPs granted and vested concurrently has been recognized as an expense at the date of modification.
The incremental fair value of the modified SOP amounts to EUR0.9 million, out of which EUR0.7 million has been recognized as expense in the financial year ended March 31, 2023 and EUR0.2 million will be recognized as expense in future periods.
The fair value of the SOP, and modified SOP plans was calculated using a binomial option pricing model.
As mentioned in Note 3, in the financial year ended March 31, 2023, the Group identified an error with respect to the valuation at grant date of its SOP plans related to the underlying mechanics of the model as well as the calculation of the expected volatility assumption. The revised model inputs and fair values at grant date are:

	SOP 2019
Vesting date	24/6/2022	23/6/2024
Share price at grant date (USD)	10.59	10.59
Exercise price (USD)	10.59	10.59
Expected volatility	25.00%	25.00%
Risk free interest rate	1.91%	1.91%
Fair value at grant date (USD)	1.59	1.59

	SOP 2020
Vesting date	5/3/2022	5/9/2022	5/9/2023	5/9/2024
Share price at grant date (USD)	8.64	8.64	8.64	8.64
Expected volatility	21.50%	21.50%	21.50%	21.50%
Risk free interest rate	0.50%	0.50%	0.50%	0.50%

Exercise price (USD)	8.50	8.50	8.50	8.50
Fair value at grant date (USD)	1.54	1.54	1.52	1.49

Exercise price (USD)	10.50	10.50	10.50	10.50
Fair value at grant date (USD)	0.96	0.96	0.96	0.95

Exercise price (USD)	12.50	12.50	12.50	12.50
Fair value at grant date (USD)	0.61	0.61	0.61	0.61

Exercise price (USD)	14.50	14.50	14.50	14.50
Fair value at grant date (USD)	0.39	0.39	0.39	0.39

	SOP 2020 MOD
Vesting date	5/3/2022	5/9/2022	5/9/2023	5/9/2024
Share price at grant date (USD)	8.64	8.64	8.64	8.64
Expected volatility	21.50%	21.50%	21.50%	21.50%
Risk free interest rate	0.50%	0.50%	0.50%	0.50%

Exercise price (USD)	6.42	6.42	6.42	6.42
Fair value at grant date (USD)	2.52	2.50	2.45	2.37

Exercise price (USD)	8.42	8.42	8.42	8.42
Fair value at grant date (USD)	1.57	1.57	1.55	1.52

Exercise price (USD)	10.42	10.42	10.42	10.42
Fair value at grant date (USD)	0.98	0.98	0.97	0.96

Exercise price (USD)	12.42	12.42	12.42	12.42
Fair value at grant date (USD)	0.62	0.62	0.62	0.62
Due to the limited history of the company’s publicly traded shares, the volatility for all plans was calculated based on the historical share price volatility of a peer group which consists of similar publicly traded companies. This list of peers was selected from the peer group which was jointly defined by FPAC management and Global Blue management for the purpose of business valuation prior to the business reorganization.
Reconciliation of the outstanding SOPs
The following table shows the SOPs granted and outstanding at the beginning and end of the reporting periods:

	For the financial year ended March 31
	2023		2022		2021
	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)
As of April 1	11.42	7,980	11.40	8,457	—	—
Granted during the year	—	—	—	—	11.40	8,457
Forfeited during the year	11.50	(28)	10.98	(477)	—	—
As of March 31	11.42	7,952	11.42	7,980	11.40	8,457
Vested and exercisable of March 31	11.42	4,072	11.01	2,925	—	—
No options expired during the periods presented above.
Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Share options outstanding (thousands)			For the financial year ended March 31
Grant date	Expiry date	Exercise price (USD)	2023	2022	2021
June 25, 2019	June 23, 2027	10.59	461	461	487
October 23, 2020	August 15, 2026	8.50	1,540	2,443	2,589
October 23, 2020	August 15, 2026	10.50	1,304	2,068	2,192
October 23, 2020	August 15, 2026	12.50	1,067	1,692	1,793
October 23, 2020	August 15, 2026	14.50	830	1,316	1,396
October 23, 2020	August 15, 2026	6.42	894	—	—
October 23, 2020	August 15, 2026	8.42	756	—	—
October 23, 2020	August 15, 2026	10.42	619	—	—
October 23, 2020	August 15, 2026	12.42	481	—	—
Total			7,952	7,980	8,457
Weighted average remaining contractual life of options outstanding at the end of the period			3.4 years	4.4 years	5.4 years
Equity settled restricted share grants - RSA
Under these plans, participants are granted Company’s ordinary shares if they remain in the employment of the Group, and certain market and non-market conditions are met:
•service condition: the employee remain in the employment of the Group
•market performance conditions: increase of the absolute total shareholder return and benchmarking the total shareholder return to the MSCI ASWI index
•non-market performance condition: measured by adjusted net income compound annual growth rate (CAGR) .
The shares are issued at the grant date and held as treasury shares until the vesting.
RSA 2022
On September 14, 2022, under the MIP, Global Blue granted 250,000 RSAs to the CEO and 514,000 RSAs to other employees.
Under this plan, participants are granted Company’s ordinary shares if they remain in the employment of the Company, and certain market and non-market conditions are met.
As for the vesting period, 50% RSAs granted to the CEO vest on August 28, 2023 and 50% on August 28, 2024, while 25% of the RSAs granted to other employees vest on August 28, 2023, 25% on August 28, 2024, 25% on August 28, 2025 and 25% on August 28, 2026.
RSA Modification
As mentioned above, on September 14, 2022, the NCC approved the 2nd amendment of the CEO’s employment agreement, making certain amendments to the CEO’s RSA share-based compensation, as follows.
Additional 198,219 RSA shares were granted to the CEO, out of which 65,915 were granted and vested at the same time, and 132,304 will vest in the future. All the other terms of the RSA remained unaffected.
The share price at the date of the modification of USD4.83 has been considered in the valuation of the modified RSA plans, and the fair value has been calculated using the same models and principles as used in the original plans.

RSA MOD - Number of shares
RSA plan	Vested at grant date			To vest in the future			Total
	Unconditional	Conditional	Total	Unconditional	Conditional	Total
RSA 2020 MOD	13,379	—	13,379	13,380	13,378	26,758	40,137
RSA 2021 MOD	7,132	3,566	10,698	21,396	21,393	42,789	53,487
RSAe 2021 MOD	41,838	—	41,838	62,757	—	62,757	104,595
Total	62,349	3,566	65,915	97,533	34,771	132,304	198,219
The incremental fair value of the modified RSA amounts to EUR0.7 million, out of which EUR0.5 million has been recognized as expense in the financial year ended March 31, 2023 and EUR0.2 million will be recognized as expense in future periods.
Reconciliation of the outstanding RSA shares
The following table shows the RSAs granted and outstanding at the beginning and end of the reporting period:

Number of shares (thousands)	For the financial year ended March 31
	2023	2022	2021
As of April 1	1,675	475	—
Granted during the year	962	1,426	475
Vested during the year	(539)	(92)	—
Forfeited during the year	(92)	(134)	—
As of March 31	2,006	1,675	475
Weighted average fair value (USD)	5.18	6.62	8.65
The estimated fair value is calculated based on the share price as at grant date, adjusted using the probability of achievement of the market-based performance conditions. The estimated fair value is based on the assumption that the service condition and non-market performance condition will be fully met. The model inputs were the share price at grant date and the risk free interest rate as stipulated in the table below. No dividend payments were considered in the fair value.

	RSA 2020 NED			RSA 2020				RSA 2020 MOD
Grant date	23/10/2020	23/10/2020	23/10/2020	23/10/2020	23/10/2020	23/10/2020	23/10/2020	14/9/2022	14/9/2022
Vesting date	5/3/2022	5/9/2022	5/9/2023	5/3/2022	5/9/2022	5/9/2023	5/9/2024	5/9/2023	5/9/2024
Share price at grant date (USD)	8.64	8.64	8.64	8.64	8.64	8.64	8.64	4.83	4.83
Risk free interest rate	0.14%	0.17%	0.22%	0.14%	0.17%	0.23%	0.31%	4.21%	4.22%
Fair value per share (USD)	8.62	8.61	8.58	6.91	6.90	6.88	6.84	3.64	3.49

	RSA 2021				RSA 2021 MOD				RSA 2021e
Grant date	12/10/2021	12/10/2021	12/10/2021	12/10/2021	14/9/2022	14/9/2022	14/9/2022	14/9/2022	12/10/2021	12/10/2021
Vesting date	5/9/2022	5/9/2023	5/9/2024	5/9/2025	14/9/2022	5/9/2023	5/9/2024	5/9/2025	5/9/2022	5/9/2023
Share price at grant date (USD)	6.60	6.60	6.60	6.60	4.83	4.83	4.83	4.83	6.60	6.60
Risk free interest rate	0.10%	0.21%	0.40%	0.62%	0.10%	0.21%	0.40%	0.62%	0.10%	0.21%
Fair value per share (USD)	5.41	5.39	5.35	5.28	4.95	3.98	3.83	3.73	6.59	6.57

	RSA 2021e MOD		RSA 2022
Grant date	14/9/2022	14/9/2022	14/9/2022	14/9/2022	14/9/2022	14/9/2022
Vesting date	14/9/2022	5/9/2023	28/8/2023	28/8/2024	28/8/2025	28/8/2026
Share price at grant date (USD)	4.83	4.83	4.83	4.83	4.83	4.83
Risk free interest rate	4.24%	4.24%	4.23%	4.21%	4.03%	3.90%
Fair value per share (USD)	6.59	4.63	3.70	3.55	3.42	3.30
Expenses amounting to EUR7.6 million (EUR6.4 million for the financial year ended March 31, 2022, EUR2.3 million for the financial year ended March 31, 2021) related to the above-mentioned SOP and RSA plans, were recorded during the period with a corresponding increase in equity; all of these plans are equity-settled in accordance with IFRS 2.
ShipUp - Cash-settled Shared-Based payment transactions
As part of the ShipUp acquisition, detailed in Note 35, Global Blue and the minority shareholders entered into a put and call agreement which gives each minority shareholder the right to sell and Global Blue the right to acquire all the 452 million shares currently held by the minority shareholders. For the portion of the repurchase obligation that is not contingent on future employee services, the Group measured the related put option liability, on acquisition, at the present value of the redemption amount, at zero.
For the portion of the repurchase obligation that is contingent on future employee services, the Group assessed the transaction to be a cash-settled share-based payment arrangement in accordance with IFRS 2, as the put option value is discounted by a percentage that, in case the minority shareholders continue to provide service as employees, decreases at each vesting date up to zero on December 31, 2026.
The award entitlement is earned by the minority shareholders through their remaining involvement in ShipUp as managers until April 2027. Under this plan, participants are entitled to exercise the put option up to 50% of their current shares after December 31, 2024, up to 75% after December 31, 2025 and up to 100% after December 31, 2026 and therefore such dates were considered vesting dates.

Number of shares (million)	For the financial year ended March 31, 2023
As of April 1	—
Granted during the year	452
Vested during the year	—
Forfeited during the year	—
As of March 31	452
Weighted average fair value (EUR)	0.13
Weighted average remaining contractual life of options outstanding at the end of the period (years)	2.5
The fair value is calculated based on the estimated share price as at each vesting date, which is based on the estimated equity value of ShipUp calculated as a multiple of forecasted revenue minus net debt, in accordance with the model included in the agreement between minority shareholders and Global Blue. The model inputs were the business plan for ShipUp, and the discount rate as stipulated in the table below. No dividend payments were considered in the fair value.

Grant date	31/10/2022	31/10/2022	31/10/2022
Vesting date	31/12/2024	31/12/2025	31/12/2026
Number of shares (million)	226.0	113.0	113.0
Expected volatility	9.7%	9.7%	9.7%
Discount rate	14.3%	14.3%	14.3%
Fair value per option as of March 31, 2023 (EUR)	0.03	0.12	0.33
Expenses amounting to EUR2.1 million related to the above-mentioned plan, were recorded during the financial year ended March 31, 2023 with a corresponding recognition of the long term liability.
In addition of the above plan, on October 31, 2022, 58 million share options were granted to minority shareholders of the ShipUp Holding Sas; the Group assessed the transaction to be a cash-settled share-based payment arrangement in accordance with IFRS 2, and expenses amounting to EUR0.3 million related to the above-mentioned plan, were recorded during the financial year ended March 31, 2023.